Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
Corporate information

1. Corporate information

The Company was incorporated in the Cayman Islands on September 13, 2017, as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands.

The principal activity of the Company is investment holding while its subsidiaries are principally engaged in the distribution of commercial copyrights, provision of music education solutions, sales of musical instruments and provision of services related to music events and performances in the People’s Republic of China (the “PRC”).

In February 2020, the Company acquired a 100% equity interest in Rosenkavalier Limited (“Rosenkavalier”), Degas Limited (“Degas”) and Beijing Lecheng Future Culture Media Co., Ltd. (“Beijing Lecheng”) (collectively, the “Rosenkavalier Group”), which provides services related to music festival events, music performance services and the licensing of music catalogues through Beijing Music Festival Culture Communication Co., Ltd (“BMF Culture”).

Variable interest entity agreements (“VIE agreements”) were also entered into, conferring Beijing Lecheng the right to substantially influence and to receive variable returns from BMF Culture. As a result of the VIE agreements, BMF Culture was consolidated as an indirect subsidiary of the Group.

As at the date of these consolidated financial statements, the Company had direct or indirect interests in the subsidiaries as set out below, all of which are private entities with limited liabilities. All companies now comprising the Group have adopted December 31 as their financial year-end date.

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary share capital/		Principal
Name	establishment	Directly	Indirectly	registered capital		Activities
Rococo Holding Limited (“Rococo”)	British Virgin Islands (“BVI”), limited liability company September 21, 2017	100%	—		United States Dollar (“US$”) 1	Investment holding
Rosenkavalier Limited (“Rosenkavalier”)	BVI, limited liability company October 2, 2019	100%	—		US$100	Investment holding
Gauguin Limited (“Gauguin”)	Hong Kong limited liability company October 6, 2017	—	100%		Hong Kong Dollars (“HK$”) 60,000,000	Investment holding
Degas Limited (“Degas”)	Hong Kong limited liability company November 1, 2019	—	100%	HK$	60,000,000	Investment holding
Kuke Future International Technology (Beijing) Co., Ltd.* (“Kuke International”)	PRC, limited liability company December 14, 2017	—	100%	US$	10,000,000	Investment holding
Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)	PRC, limited liability company November 28, 2019	—	100%	US$	10,000,000	Investment holding
Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	—	100%	RMB	16,213,275	Distribution of commercial copyrights and provision of music education solutions
Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)	PRC, limited liability company January 25, 2016	—	51%	RMB	2,000,000	Distribution of commercial copyrights
Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)	PRC, limited liability company August 26, 2003	—	100%	RMB	19,500,000	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary share capital/		Principal
Name	establishment	Directly	Indirectly	registered capital		Activities
Beijing Kuke Music Education Technology Co., Ltd.* (“Music Education”)	PRC, limited liability company April 14, 2021	—	100%	RMB	10,000,000	Investment holding
Beijing Kuke Music Culture Co., Ltd. (formly known as “Beijing Successor Educational Equipment Co., Ltd”) * (“Music Culture”)	PRC, limited liability company January 6, 2020	—	51%		—	Provide music equipment sales
Shanghai Kuke Fangyue Education Technology Center LLP* (“Kuke Fangyue”)	PRC, limited partnership June 24, 2021	—	60%		—	Dormant
Shanghai Kuke Xingkong Cultural Media Center LLP* (“Kuke Xingkong”)	PRC, limited partnership June 25, 2021	—	90%		—	Dormant
Shanghai Kuke Linhui Education Technology Center LLP* (“Kuke Linhui”)	PRC, limited partnership July 6, 2021	—	90%		—	Dormant
Fuzhou Kuke Education Technology Co.,Ltd.* (“Fuzhou Kuke”)	PRC, limited liability company August 17, 2021	—	80%	RMB	200,000	Dormant
Tianjin Kuke Xingkong Education Consulting., Ltd. * (“Tianjin Kuke”)	PRC, limited liability company August 2, 2021	—	96%	RMB	200,000	Dormant
Shijiazhuang Kuke Linhui Education Technology Co.,Ltd.* (“Shijiazhuang Kuke”)	PRC, limited liability company July 22, 2021	—	96%	RMB	400,000	Dormant
Beijing Hemule Cultural Co., Ltd. * (“Hemule Cultural”)	PRC, limited liability company August 31, 2022	—	100%		—	Dormant

*	The English names of these companies represent the best efforts made by the Company to translate their Chinese names as these companies do not have official English names.

Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of December 31, 2024, the Group had cash and cash equivalents of RMB2,568 and has generated a net loss from continuing operations of RMB67,085 and cash outflows for continuing operations of RMB18,821 for the year then ended.

The Group’s principal sources of liquidity have been cash generated from its operation and contributions from its shareholders, as well as borrowings. Management continues to raise funds to gain the support of more investors. Since the outbreak of the epidemic, the Group has reduced its operating costs through measures such as organizational restructuring, adjustments to the business structure, and personnel optimization.

Management believes that the Group’s current working capital, anticipated cash flows from operations will sustain our operations and business expansion. If the Group’s business strategies are not successful in addressing its current financial concerns, additional capital raise from issuing equity security or debt instrument may be needed to support the cash requirements. However, there is no assurance that the Group will be able to raise adequate funds at acceptable terms to fund its operations going forward. These conditions raise substantial doubt about the Group’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.